Note 11 - Goodwill - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 23,585	$ 22,915
Impact of foreign currency translation adjustments	130	670
Impairment of goodwill	(4,150)	0	$ 0
Balance	19,565	23,585	22,915
E and P Technology and Services [Member]
Balance	2,943	2,943
Impact of foreign currency translation adjustments	0	0
Impairment of goodwill	0
Balance	2,943	2,943	2,943
Operations Optimization [Member]
Balance	20,642	19,972
Impact of foreign currency translation adjustments	130	670
Impairment of goodwill	(4,150)
Balance	$ 16,622	$ 20,642	$ 19,972